Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000203678
Shareholder Report [Line Items]
Fund Name	LSV Emerging Markets Equity Fund
Class Name	Institutional Class Shares
Trading Symbol	LSVZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the LSV Emerging Markets Equity Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lsvasset.com/emerging-markets-equity-fund/. You can also request this information by contacting us at 888-386-3578.
Additional Information Phone Number	888-386-3578
Additional Information Website	https://www.lsvasset.com/emerging-markets-equity-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV Emerging Markets Equity Fund, Institutional Class Shares	$110	0.95%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	LSV Emerging Markets Equity Fund, Institutional Class Shares	MSCI Emerging Markets Index (USD) (NR)Footnote Reference*
Jan/19	$100,000	$100,000
Oct/19	$102,800	$105,599
Oct/20	$93,889	$114,313
Oct/21	$128,042	$133,701
Oct/22	$99,906	$92,218
Oct/23	$121,273	$102,177
Oct/24	$152,146	$128,044
Oct/25	$201,325	$163,786

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
LSV Emerging Markets Equity Fund, Institutional Class Shares	32.32%	16.48%	10.85%
MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	27.91%	7.46%	7.53%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 258,551,000
Holdings Count | Holding	269
Advisory Fees Paid, Amount	$ 699
InvestmentCompanyPortfolioTurnover	27.00%
Holdings [Text Block]

Country/Asset WeightingsFootnote Reference*

Value	Value
Other Countries	6.8%
United Arab Emirates	1.5%
Thailand	1.9%
Indonesia	2.0%
Mexico	2.5%
Saudi Arabia	2.6%
Repurchase Agreement	3.1%
South Africa	3.6%
Brazil	4.7%
India	14.2%
South Korea	14.3%
Taiwan	18.9%
China	25.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Samsung Electronics	3.4%
Taiwan Semiconductor Manufacturing	2.9%
SK Hynix	1.8%
Alibaba Group Holding	1.8%
Hon Hai Precision Industry	1.2%
SK Square	1.2%
Indian Bank	1.1%
Bank of Baroda	1.0%
Naspers, Cl N	1.0%
Canara Bank	1.0%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	888-386-3578
Updated Prospectus Web Address	https://www.lsvasset.com/emerging-markets-equity-fund/
C000203679
Shareholder Report [Line Items]
Fund Name	LSV Emerging Markets Equity Fund
Class Name	Investor Class Shares
Trading Symbol	LVAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Class Shares of the LSV Emerging Markets Equity Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lsvasset.com/emerging-markets-equity-fund/. You can also request this information by contacting us at 888-386-3578.
Additional Information Phone Number	888-386-3578
Additional Information Website	https://www.lsvasset.com/emerging-markets-equity-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV Emerging Markets Equity Fund, Investor Class Shares	$139	1.20%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.20%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	LSV Emerging Markets Equity Fund, Investor Class Shares	MSCI Emerging Markets Index (USD) (NR)Footnote Reference*
Jan/19	$10,000	$10,000
Oct/19	$10,290	$10,560
Oct/20	$9,372	$11,431
Oct/21	$12,751	$13,370
Oct/22	$9,923	$9,222
Oct/23	$12,009	$10,218
Oct/24	$15,048	$12,804
Oct/25	$19,849	$16,379

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
LSV Emerging Markets Equity Fund, Investor Class Shares	31.91%	16.19%	10.62%
MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	27.91%	7.46%	7.53%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 258,551,000
Holdings Count | Holding	269
Advisory Fees Paid, Amount	$ 699
InvestmentCompanyPortfolioTurnover	27.00%
Holdings [Text Block]

Country/Asset WeightingsFootnote Reference*

Value	Value
Other Countries	6.8%
United Arab Emirates	1.5%
Thailand	1.9%
Indonesia	2.0%
Mexico	2.5%
Saudi Arabia	2.6%
Repurchase Agreement	3.1%
South Africa	3.6%
Brazil	4.7%
India	14.2%
South Korea	14.3%
Taiwan	18.9%
China	25.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Samsung Electronics	3.4%
Taiwan Semiconductor Manufacturing	2.9%
SK Hynix	1.8%
Alibaba Group Holding	1.8%
Hon Hai Precision Industry	1.2%
SK Square	1.2%
Indian Bank	1.1%
Bank of Baroda	1.0%
Naspers, Cl N	1.0%
Canara Bank	1.0%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	888-386-3578
Updated Prospectus Web Address	https://www.lsvasset.com/emerging-markets-equity-fund/